Subsequent Event	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT

Note 17 - SUBSEQUENT EVENT

The Company has analyzed its operations subsequent to December 31, 2022 and up to May 16, 2023, which is the date of the issuance of these consolidation financial statements. There are no material subsequent events to be disclosed in these consolidated financial statements.